SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of supplementary cash flow information [Abstract]
Schedule of Change in Non-cash Operating Working Capital

Changes in non-cash operating working capital:	Year Ended June 30,
	2021	2020
Receivables	$(22,615)	$(110,087)
Deposits and prepayments	(340,059)	(56,776)
Accounts payable and accrued liabilities	(178,289)	75,944
Due to a related party	(17,393)	(3,312)
	$(558,356)	$(94,231)